Intangible assets, net - Future amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortization expense of intangible assets for future years
2025	$ 12
2026	12
2027	12
2028	12
2029 and thereafter	32
Intangible assets, net	$ 80	$ 92